UNITED STATES
            SECURITIES AND EXCHANGE COMMISSION
                 Washington, D.C. 20549

                        Form 13F

                   Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings
                                      entries.

Institutional Investment Manager Filing this Report:

Name:    Tiedemann Wealth Management, LLC
Address: 520 Madison Avenue, 26th Floor
         New York, New York 10022


Form 13F File Number: 28-13688

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Kevin Moran
Title: General Counsel
Phone: 212-396-5910

Signature, Place, and Date of Signing:

/s/Kevin Moran        New York, New York           02/09/2012
--------------------  ---------------------------  ----------
Name                  Place                        Date

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number   Name
-------------------    ----------------------------------
028-12765              Tiedemann Trust Company
028-10562              AllianceBernstein, L.P.


PAGE>
                       Form 13F SUMMARY PAGE

     Report Summary:

     Number of Other Included Managers:                   1

     Form 13F Information Table Entry Total:             23

     Form 13F Information Table Value Total:   $     11,224
                                               -----------------
                                                (thousands)



     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.  Form 13F File Number   Name
     ---  -------------------    -----------------------------------------
      1    28-13689              Tiedemann Wealth Management Holdings, LLC


COLUMN                                  COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7       COLUMN 8
----------------------------------      --------      --------- -------- ----------------- ---------- -------- ---------------------
                                         TITLE                   VALUE  SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                          OF CLASS        CUSIP   (X$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE    SHARED  NONE
----------------------------------      --------      --------- -------- -------  --- ---- ---------- -------- ------  ------ ------
Buckeye Partners LP                     UNIT LTD PTN  118230101      338    5288   SH      Defined         1     5288
Chesapeake Midstream Partners, Inc. LP  UNIT          16524K108      247    8509   SH      Defined         1     8509
EGShares Emerging Markets Consumer      EMRG GL DJ SH 268461779       78    3535   SH      Defined         1     3535
El Paso Pipeline Partners L P           COM UNIT LPI  283702108      211    6105   SH      Defined         1     6105
Enbridge Energy Partners, L.P.          COM           29250R106      294    8868   SH      Defined         1     8868
Energy Transfer Equity L P Common Unit  COM UT LTD P  29273V100      204    5028   SH      Defined         1     5028
Enterprise Products Partners LP         COM           293792107      487   10500   SH      Defined         1    10500
Ev Energy Partners, LP                  COM UNITS     26926V107      152    2305   SH      Defined         1     2305
ISHARES Trust                           S&P500 GRW    464287309     1005   14910   SH      Defined         1    14910
Kinder Morgan Energy Partners           UT LTD PARTNR 494550106      227    2668   SH      Defined         1     2668
Magellan Midstream Partners LP          COM UNIT LP   559080106      391    5670   SH      Defined         1     5670
Nustar Energy L.P.                      UNIT COM      67058H102      290    5115   SH      Defined         1     5115
Oneok Partners LP                       UNIT LTD PTN  68268N103      356    6140   SH      Defined         1     6140
Pioneer Southwest Energy LP             UNIT LP INT   72388B106      176    6730   SH      Defined         1     6730
Plains All American Pipeline, L.P.      UNIT LTD PTN  726503105      392    5337   SH      Defined         1     5337
Powershares DB US Dollar Index          CALL          73936D907      539   24000      CALL Defined         1    24000
ProShares Short 20+ Year Treasury       SHRT 20+YR TR 74347X849      146    4700   SH      Defined         1     4700
Select Sector SPDR TR                   SBI CONS STPL 81369Y308     3051   93910   SH      Defined         1    93910
SPDR Gold Trust                         GOLD SHS      78463V107     2447   16100   SH      Defined         1    16100
Targa Resources Partners LP             COM UNIT      87611X105      189    5065   SH      Defined         1     5065
Vanguard Natural Resources LLC          COM UNIT      92205F106      126    4550   SH      Defined         1     4550
Western Gas Partners L.P.               COM UNT LP IN 958254104      230    5585   SH      Defined         1     5585
Williams Partners Common Unit LP        COM UNT LP    96950F104      186    3095   SH      Defined         1     3095
